Financial Instruments - Fair value of Assets and Liabilities (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Forward contracts-liability position	$ (490)	$ (1,009)
Interest rate swaps-liability position	(65,585)	(73,931)
Total	(66,075)	(74,940)
Interest rate swaps-liability position	65,585	73,931
Fair Value Inputs Level 1 [Member]
Derivatives, Fair Value [Line Items]
Forward contracts-liability position	0	0
Interest rate swaps-liability position	0	0
Total	0	0
Interest rate swaps-liability position	0	0
Fair Value Inputs Level 2 [Member]
Derivatives, Fair Value [Line Items]
Forward contracts-liability position	(490)	(1,009)
Interest rate swaps-liability position	(65,585)	(73,931)
Total	(66,075)	(74,940)
Interest rate swaps-liability position	65,585	73,931
Fair Value Inputs Level 3 [Member]
Derivatives, Fair Value [Line Items]
Forward contracts-liability position	0	0
Interest rate swaps-liability position	0	0
Total	0	0
Interest rate swaps-liability position	$ 0	$ 0